Operating Leases	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
9. Operating Leases

All the operating leases of the Company relate to building leases.

On October 31, 2019, the Company entered into a lease agreement, effective November 1, 2019 and expiring on April 30, 2025, for 285-295 Kesmark Street in Quebec, Canada and a sub-lease agreement, effective November 1, 2019, as sub-lessor of 285 Kesmark Street. Until October 31, 2019, the Company was a sub-lessee of 295 Kesmark Street and this sub-lease agreement terminated effective November 1, 2019. During the year ended January 31, 2020, the Company wrote-off its security deposit under the original sub-lease agreement. An impairment of $24,454 (2019 - $nil) has been included in the Company’s consolidated statements of comprehensive loss.

As of January 31, 2020, the Company is also a lessee in a lease at 3595 Cadillac Avenue in California, U.S.A, with expiry of July 14, 2023 and which has been assigned subsequent to January 31, 2020 together with the assignment of Pivot Naturals. The related ROU asset was impaired at January 31, 2020 upon management’s decision to exit the US cannabis market (Note 5).

Right-of-use Assets $

Balance, February 1, 2018	–
Adoption of IFRS 16 (Note 3(a))	1,974,759
Amortization	(235,587)
Effect of foreign exchange rate changes	(3,826)

Balance, January 31, 2019	1,735,346
Additions	3,330,947
Disposal – ROU asset	(466,839)
Disposal – Accumulated amortization on ROU asset	339,519
Impairment of ROU asset	(1,276,779)
Amortization on ROU asset	(421,984)
Effect of foreign exchange rate changes	11,428

Balance, January 31, 2020	3,251,638

The Company disposed of ROU asset net of accumulated amortization of $127,320 related to termination of its sub-lease on 295 Kesmark Street on October 31, 2019. During the year ended January 31, 2020, the Company recorded $60,482 (2019 - $nil) of sub-lease income related to the sub-lease of 285 Kesmark Street, which has been offset against amortization on ROU asset in the consolidated statements of comprehensive loss.

	Lease Liability $	Current $	Long-term $

Balance, February 1, 2018	–
Adoption of IFRS 16 (Note 3(c))	1,906,403
Lease liability expense	155,051
Lease payments	(282,095)
Effect of foreign exchange rate changes	(3,244)

Balance, January 31, 2019	1,776,115	(367,629)	1,408,488
Additions	3,246,553
Disposal	(118,200)
Lease liability expense	347,446
Lease payments	(559,580)
Effect of foreign exchange rate changes	9,958

Balance, January 31, 2020	4,702,292	(68,138)	4,634,154

The table below summarizes the remaining expected lease payments under operating leases as of January 31, 2020:

Fiscal Years	$

2021	741,318
2022	781,611
2023	832,880
2024	884,399
2025	936,179
Thereafter	5,030,874
Less: imputed interest	(4,504,969)

Present value of operating lease liabilities	4,702,292